SHARE-BASED COMPENSATION (Tables)	6 Months Ended
Jun. 30, 2022
Share-based payment arrangements [Abstract]
Schedule of Inputs to the Model Used for PSUs Granted
The following table lists the inputs to the valuation model used for the PSUs granted in March 2022:

March 2022 PSUs
Fair value at grant date (in euros)	23.70
Share price at grant date (in euros)	17.11
Dividend yield	—
Expected volatility (A)	70%
Risk-free interest rate (US government bond yield)	1.88%
Model used	Monte Carlo
(A)Volatility in the share prices of the Company and companies included in indices were estimated based on observed historical volatilities over a period equal to the PSU vesting period.

Schedule of Number and Movement of Potential Shares

	Performance-Based RSU	Restricted Stock Units	Total potential shares
At December 31, 2021	2,526,527	2,148,999	4,675,526
Granted (A)	603,023	556,360	1,159,383
Over-performance (B)	924,634	—	924,634
Vested	(1,849,268)	(774,958)	(2,624,226)
Forfeited (C)	(16,955)	(34,029)	(50,984)
At June 30, 2022	2,187,961	1,896,372	4,084,333
(A)For PSUs, the number of potential shares granted is presented using a vesting multiplier of 100%.
(B)When the achievement of TSR performance exceeds the vesting multiplier of 100%, the additional potential shares are presented as over-performance shares.
(C)For potential shares related to PSUs, 16,955 were forfeited following the departure of certain beneficiaries and none were forfeited in relation to the non-fulfilment of performance conditions.